Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2019
Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The consolidated financial statements include the accounts of Armata and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. The accompanying unaudited consolidated financial statements of the Company should be read in conjunction with the audited financial statements and accompanying notes thereto as of and for the year ended December 31, 2018 included in the Proxy Statement on Schedule 14A of AmpliPhi, filed with the U.S. Securities and Exchange Commission on April 4, 2019, as amended. The accompanying unaudited financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial statements. Any reference in the Notes to applicable guidance is meant to refer to authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

In the opinion of management, the accompanying consolidated financial statements include all adjustments that are of a normal and recurring nature and that are necessary for the fair presentation of the Company’s financial position and the results of its operations and cash flows for the periods presented. Interim results are not necessarily indicative of results for the full year or any future period.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in its consolidated financial statements and accompanying notes. On an ongoing basis, management evaluates these estimates and judgments, which are based on historical and anticipated results and trends, and on various other assumptions that management believes to be reasonable under the circumstances. By their nature, estimates are subject to an inherent degree of uncertainty and, as such, actual results may differ from management’s estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of cash equivalents, other current assets, accounts payable, and accrued liabilities approximate fair value because of the short-term nature of these instruments.

In-Process Research and Development (“IPR&D”) and Acquired IPR&D

In-Process Research and Development (“IPR&D”) and Acquired IPR&D

IPR&D assets are intangible assets with indefinite lives and are not subject to amortization. The Company’s IPR&D assets represent capitalized incomplete research projects that the Company acquired through the Merger. Such assets are initially measured at their acquisition-date fair values and are subject to impairment testing at least annually until completion or abandonment of research and development efforts associated with the projects. Upon successful completion of each project, the Company makes a determination as to the then remaining useful life of the intangible asset and begins amortization.

The Company expenses acquired IPR&D in connection with an asset acquisition when there is no alterative future use. Acquired IPR&D expense of $6.8 million for the nine months ended September 30, 2018 consists of the estimated fair value of the assets acquired and consideration given in connection with the acquisition of certain synthetic phage assets in 2018 from Synthetic Genomics, Inc. (“SGI”). As the assets acquired were in the research and development phase and were determined to not have any alternative future use, it was expensed as acquired IPR&D.

Goodwill

Goodwill

Goodwill, which has an indefinite useful life, represents the excess of purchase consideration over fair value of net assets acquired. The Company’s goodwill as of September 30, 2019 is associated with AmpliPhi’s business prior to the Merger. Goodwill is not subject to amortization and is required to be tested for impairment at least on an annual basis. The Company tests goodwill for impairment as of December 31 of each year. The Company determines whether goodwill may be impaired by comparing the carrying value of the single reporting unit, including goodwill, to the fair value of the reporting unit. If the fair value is less than the carrying amount, a more detailed analysis is performed to determine whether goodwill is impaired. The impairment loss, if any, is measured as the excess of the carrying value of the goodwill over the implied fair value of the goodwill and is recorded in the Company’s consolidated statements of operations.

Derivative Liabilities

Derivative Liabilities

Derivative liabilities are accounted for in accordance with the applicable accounting guidance provided in ASC 815 – Derivatives and Hedging based on the specific terms of the agreements. Derivative liabilities are recorded at fair value at each reporting period with any change in fair value recognized as a component of change in fair value of asset acquisition derivative liability in the consolidated statements of operations and comprehensive loss. The Company has a zero derivative liability balance at September 30, 2019 as the liability of $1.1 million at December 31, 2018 was settled upon the Merger.

Net Loss per Share

Net Loss per Share

Net earnings or loss per share (“EPS”) is calculated in accordance with the applicable accounting guidance provided in ASC 260, Earnings per Share. Basic EPS is calculated by dividing net income or loss by the weighted-average number of common shares outstanding.  Options, warrants, unvested share-based payment awards and convertible securities are excluded from the basic EPS calculation, and considered within the diluted EPS calculation. Diluted EPS for the nine months ended September 30, 2019 included a numerator adjustment to remove the gain related to the change in fair value of derivative liabilities $1.1 million. There was no gain related to the change in fair value of derivative liabilities for the three months ended September 30, 2019. Additionally, diluted EPS for the nine month period ended September 30, 2019 included an adjustment to the weighted-average shares outstanding to appropriately weight the 516,976 issuance of shares to SGI as discussed in Note 10.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
Options	1,311,496	144,354	1,311,496	144,354
Restricted stock awards	355,034	412,295	355,034	412,295
Warrants	1,854,262	—	1,854,262	—
Total	3,520,792	556,649	3,520,792	556,649

Research and Development Expenses

Research and Development Expenses

Research and development (“R&D”) costs consist primarily of direct and allocated salaries, incentive compensation, stock-based compensation and other personnel-related costs, facility costs, and third-party services. Third party services include studies and clinical trials conducted by clinical research organizations. R&D activities are expensed as incurred. The Company records accruals for estimated ongoing clinical trial expenses. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies, including the phase or completion of events, invoices received and contracted costs. Judgments and estimates are made in determining the accrued balances at the end of the reporting period.

Recent Accounting Pronouncements Not Yet Adopted and Recently Adopted Accounting Standards

Recent Accounting Pronouncements Not Yet Adopted

In November 2018, FASB issued ASU 2018-18, Clarifying the Interaction between Topic 808 and Topic 606. The objective of the standard is to clarify the interaction between Topic 808, Collaborative Arrangements, and Topic 606, Revenue from Contracts with Customers. Currently, Topic 808 does not provide comprehensive recognition or measurement guidance for collaborative arrangements, and the accounting for those arrangements is often based on an analogy to other accounting literature or an accounting policy election. Similarly, aspects of Topic 606 have resulted in uncertainty in practice about the effect of the revenue standard and credit loss standard on the accounting for collaborative arrangements. The standard will become effective beginning on January 1, 2020, with early adoption permitted. We are currently evaluating the guidance to determine the potential impact on our financial condition, results of operations, cash flows, and financial statement disclosures.

Recently Adopted Accounting Standards

In February 2016, the FASB issued ASU No. 2016‑02, Leases (Topic 842), which amends the FASB Accounting Standards Codification and creates Topic 842, "Leases." The new topic supersedes Topic 840, "Leases," and increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and requires disclosures of key information about leasing arrangements. The Company has elected to adopt ASU 2016‑02 retrospectively at January 1, 2019 using a simplified transition option that allows companies to initially apply the new lease standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings or accumulated deficit. We have also elected to adopt the package of practical expedients permitted in ASC Topic 842. Accordingly, we are continuing to account for our existing operating lease as an operating lease under the new guidance, without reassessing whether the agreements contain a lease under ASC 842. All of our leases at the adoption date were operating leases for facilities and did not include any non-lease components.

As a result of the adoption of ASU 2016‑02, on January 1, 2019 we recognized (i) a lease liability of approximately $3.8 million, which represents the present value of our remaining lease payments using an estimated incremental borrowing rate of 15%, and (ii) a right-of-use asset of approximately $2.7 million. There was no cumulative-effect adjustment to accumulated deficit. Lease expense is not expected to change materially as a result of the adoption of ASU 2016‑02.

In June 2018, the FASB issued ASU No. 2018‑07, Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which amends the FASB Accounting Standards Codification in order to simplify the accounting for share-based payments granted to nonemployees for goods and services. Under the ASU, most of the guidance on such payments to nonemployees will be aligned with the requirements for share-based payments granted to employees. The guidance mandates the modified retrospective approach and is effective for annual and interim reporting periods beginning after December 31, 2018, with early adoption permitted. The Company elected to early adopt this ASU as of June 30, 2018 and the adoption did not have an impact on the Company’s consolidated financial statements.